Obligations to FIAGRO and others quota holders (Tables)	12 Months Ended
Jun. 30, 2025
Obligations to quota holders
Obligations to FIAGRO quota holders
	June 30, 2025	June 30, 2024

Fiagro I	155,495	205,088
Fiagro II	272,804	—
Others quota holders	73,587	—

Total	501,886	205,088